Commitments	12 Months Ended
Jun. 30, 2025
Disclosure of Commitments [Abstract]
Commitments	20. Commitments
(a) Capital commitments
Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at $550 million (2024 – $783 million; 2023 – $755 million).
(b) Other commitments
The future minimum lease rentals payable in the year ended 30 June
2025 for short-term leases and leases of low-value assets are estimated at $19 million (2024 – $23 million; 2023 – $45 million). The total future cash outflows for leases that had not yet commenced, and not recognised as lease liabilities at 30 June 2025, are estimated at
$1 million (2024 – $3 million; 2023 – $14 million).